Share capital - Changes in options (Details) - Stock options	9 Months Ended
Sep. 30, 2019 $ / shares shares
Disclosure of classes of share capital [line items]
Number of options, Options outstanding, beginning | shares	4,756,174
Number of options, Options granted | shares	3,360,000
Number of options, Options exercised | shares	(43,760)
Number of options, Options forfeited | shares	(121,373)
Number of options, Options cancelled | shares	(275,000)
Number of options, Options outstanding, ending | shares	7,676,041
Weighted average exercise price, Options outstanding, beginning | $ / shares	$ 2.73
Weighted average exercise price, Options granted | $ / shares	3.76
Weighted average exercise price, Options exercised | $ / shares	0.80
Weighted average exercise price, Options forfeited | $ / shares	8.30
Weighted average exercise price, Options cancelled | $ / shares	11.75
Weighted average exercise price, Options outstanding, ending | $ / shares	$ 2.19